Ariel Investment Trust

Ariel International Fund

(Investor Class AINTX, Institutional Class AINIX)

Ariel Global Fund

(Investor Class AGLOX, Institutional Class AGLYX)

Supplement dated March 26, 2026, to the Prospectus and Summary Prospectuses of Ariel International Fund and Ariel Global Fund, each dated February 1, 2026, as amended or supplemented thereafter

I.

Effective April 1, 2026, Mrunal “Micky” Jagirdar will no longer serve as a portfolio manager for Ariel International Fund or Ariel Global Fund (each a “Fund” and together, the “Funds”). Accordingly, effective as of April 1, 2026, all references to Mr. Jagirdar in the Funds’ Prospectus and respective Summary Prospectuses are deleted.

II.

Effective April 1, 2026, Ted Mann of Ariel Investments, LLC is added as a portfolio manager of Ariel International Fund and Ariel Global Fund. Accordingly, effective April 1, 2026, the following changes are made to the Funds’ Prospectus and respective Summary Prospectuses:

1.

On page 16 of the Funds’ Prospectus and page 4 of Ariel International Fund’s Summary Prospectus, under the heading “Ariel International Fund – Portfolio Managers,” the following is added after the disclosure regarding Ms. Lubrano:

Ted Mann, CFA, Portfolio Manager since April 1, 2026.

2.

On page 20 of the Funds’ Prospectus and page 4 of Ariel Global Fund’s Summary Prospectus, under the heading “Ariel Global Fund – Portfolio Managers,” the following is added after the disclosure regarding Ms. Lubrano:

Ted Mann, CFA, Portfolio Manager since April 1, 2026.

3.

On page 31 of the Funds’ Prospectus, under the heading “Management of the Funds – PORTFOLIO MANAGERS – Ariel International Fund and Ariel Global Fund – Portfolio Managers,” the following is added after the disclosure regarding Ms. Lubrano:

Ted Mann, Senior Vice President, Global Equities, Ariel Investments, LLC and Portfolio Manager of Ariel International Fund and Ariel Global Fund since April 1, 2026. Ted serves as Portfolio Manager and Senior Research Analyst on Ariel’s global equities team, which encompasses Ariel’s international and global strategies, and previously served as Senior Research Analyst on Ariel’s emerging markets value team. He joined Ariel in March of 2023 from AB where he spent 16 years, most recently as a senior research analyst on the value equities team covering all sectors in Latin America. Prior to working with the value equities team, Ted was an analyst for AB’s strategic opportunities fund, a multi-asset hedge fund, where he assessed equity and credit investments. Formerly, Ted was part of AB’s wealth management group where he researched and evaluated the investment planning needs for its high-net-worth clients.

Please retain this Supplement for future reference.

Ariel Investment Trust

Ariel International Fund

(Investor Class AINTX, Institutional Class AINIX)

Ariel Global Fund

(Investor Class AGLOX, Institutional Class AGLYX)

Supplement dated March 26, 2026, to the Statement of Additional Information of Ariel Investment Trust, dated February 1, 2026, as amended or supplemented thereafter

I.

Effective April 1, 2026, Mrunal “Micky” Jagirdar will no longer serve as a portfolio manager for Ariel International Fund or Ariel Global Fund (each a “Fund” and together, the “Funds”). Accordingly, effective as of April 1, 2026, all references to Mr. Jagirdar in the Funds’ Statement of Additional Information (“SAI”) are deleted.

II.

Effective April 1, 2026, Ted Mann of Ariel Investments, LLC is added as a portfolio manager of Ariel International Fund and Ariel Global Fund. Accordingly, effective April 1, 2026, the following changes are made to the Funds’ SAI:

1.

On page 48 of the SAI, under the heading “INVESTMENT ADVISER AND FUND ADMINISTRATOR – Other Accounts Managed as of September 30, 2025,” the table, accompanying footnotes, and following paragraph are deleted and replaced with the following:

Other Accounts Managed as of September 30, 2025

Portfolio Managers	Number of RICs(2)	Assets(1) in RICs in $millions	Number of OPIVs(3)	Assets(1) in OPIVs in $millions	Number of OAs(4)	Assets(1) in OAs in $millions
Ariel Fund

John W. Rogers, Jr.	2(5)	367.9	0	0	80	3,729.0

Kenneth E. Kuhrt	2(5)	367.9	0	0	105	4,455.3

Ariel Appreciation Fund

Timothy Fidler	0	0	0	0	25	726.4

Kenneth E. Kuhrt	2(5)	367.9	0	0	105	4,455.3

Ariel Focus Fund

Charles K. Bobrinskoy	0	0	0	0	4	91.1

Ariel International Fund

Henry Mallari-D’Auria	0	0	3	191.5	25	3,679.7

Vivian Lubrano	0	0	1	112.3	23	3,657.3

Portfolio Managers	Number of RICs(2)	Assets(1) in RICs in $millions	Number of OPIVs(3)	Assets(1) in OPIVs in $millions	Number of OAs(4)	Assets(1) in OAs in $millions

Ted Mann (6)	0	0	0	0	0	0

Ariel Global Fund

Henry Mallari-D’Auria	0	0	3	191.5	25	3,679.7

Vivian Lubrano	0	0	1	112.3	23	3,657.3

Ted Mann (6)	0	0	0	0	0	0

(1)

“Assets” means total assets managed by the portfolio manager. Some or all of these assets may be co-managed with another portfolio manager who is listed. In such cases, both portfolio managers will be credited with managing the same assets. Therefore, the sum of assets managed by Ariel’s portfolio managers as shown above exceeds the total assets managed by Ariel.

(2)	“RIC” means Registered Investment Company.
(3)	“OPIV” means Other Pooled Investment Vehicles.
(4)	“OA” means Other Accounts. These accounts are primarily accounts of institutional investors and private accounts.
(5)	Fees based in whole or in part on performance are charged for one of these accounts that had $342.5 million in assets as of September 30, 2025.
(6)

As of March 1, 2026. Other Accounts Managed for Mr. Mann are zero as of the reporting date, which is prior to his appointment as portfolio manager. As of the date of his appointment, his information is equivalent to that presented for Ms. Lubrano.

As of September 30, 2025, Ariel offered eleven strategies. Five strategies were offered through the Funds and also were offered to separate account clients. An additional two strategies were offered only to separate account clients, three strategies were offered to separate account clients and through a private fund, and one strategy was offered through a third-party sponsored ETF. Messrs. Mallari-D’Auria and Kuhrt each managed five strategies, Mr. Rogers managed four strategies, Ms. Lubrano managed three strategies, and Messrs. Fidler and Bobrinskoy each managed one of the strategies. As of April 1, 2026, Mr. Mann managed three strategies. Accounts managed within the same strategy are managed using similar investment weightings. This does not mean, however, that all accounts in a given strategy will hold the same stocks. The Adviser allocates investment decisions across all accounts in a strategy in order to limit the conflicts involved in managing multiple accounts. Differences in investments are primarily a result of individual client account investment restrictions or the timing of additions and withdrawals of amounts subject to account management.

2.

On pages 49-50 of the SAI, under the heading “INVESTMENT ADVISER AND FUND ADMINISTRATOR—Portfolio Manager Compensation – All Others,” the five paragraphs and table in the section are deleted and replaced with the following:

Portfolio Manager Compensation – All Others. As of September 30, 2025 for Messrs. Bobrinskoy, Fidler, Mallari-D’Auria, and Kuhrt, and Ms. Lubrano, and as of April 1, 2026 for Mr. Mann, the other portfolio managers’ compensation is determined as follows: (a) the compensation of Mr. Charles K. Bobrinskoy, Mr. Timothy Fidler, and Mr. Henry Mallari-D’Auria is determined by Mr. Rogers, the Adviser’s Chief Human Resources

Officer, and the Adviser’s Chief Financial Officer, in consultation with the Talent and Compensation Committee of the Adviser’s Board; (b) the compensation Mr. Kenneth E. Kuhrt is determined by Messrs. Rogers and Fidler; and (c) the compensation of Mr. Ted Mann and Ms. Vivian Lubrano is determined by Mr. Mallari-D’Auria, in consultation with Mr. Rogers. Their compensation consists of:

(1) Base Salary. Base salary is a fixed amount determined annually. Base salaries vary among the portfolio managers and may be based on factors such as level of experience, position responsibilities, years of service, and the Adviser’s revenue related to their areas of focus as discussed below.

(2) Discretionary Bonuses. Target-based incentives (cash and non-cash) are based on annual market benchmarking data and may fluctuate based on (A) the annual net revenues of the Adviser’s domestic research team in the case of Messrs. Bobrinskoy, Fidler, and Kuhrt or (B) the annual net revenues of the Adviser’s global and emerging markets research team in the case of Messrs. Mallari-D’Auria and Mann and Ms. Lubrano; and the portfolio manager’s contribution to the Adviser as determined based on various qualitative and quantitative factors. Deferred incentives vest three years from the award date. Each portfolio manager may choose the form of deferred incentive, which include: (i) investment in the stock of the Adviser or (ii) deferred cash payment based on the pre-tax performance of one or more of the Fund(s) from the grant date through the vest date. Portfolio managers may be required to select a minimum percentage in one or more of the Funds.

The Adviser attempts to align the interests of the portfolio managers and Fund shareholders in determining the portfolio managers’ compensation. Each portfolio manager is evaluated on qualitative factors, which may include: technical skills, productivity, communication skills, industry knowledge, contribution to long-term performance of the Funds (and other accounts) he or she manages, and consistent exhibition of the Adviser’s firm values. There is no mathematical formula attributed to any of the factors considered in determining the value of each form of compensation; rather, each factor considered is a part of a comprehensive qualitative review.

As of September 30, 2025 for Messrs. Rogers, Fidler, Bobrinskoy, Kuhrt, and Mallari-D’Auria, and Ms. Lubrano, and as of March 1, 2026 for Mr. Mann, the following individuals had invested the following amounts in the Funds. Investments are listed in the following ranges: none; $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001-$500,000; $500,001-$1,000,000; and over $1,000,000:

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel International Fund	Ariel Global Fund	Total Invested in All Funds
John W. Rogers, Jr.	Over $1,000,000	Over $1,000,000	Over $1,000,000	$100,001 - $500,000	none	Over $1,000,000

Timothy Fidler	$100,001 - $500,000	Over $1,000,000	none	$100,001 - $500,000	$1 - $10,000	Over $1,000,000

Charles K. Bobrinskoy	Over $1,000,000	Over $1,000,000	Over $1,000,000	$500,001 - $1,000,000	none	Over $1,000,000

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel International Fund	Ariel Global Fund	Total Invested in All Funds
Kenneth E. Kuhrt	Over $1,000,000	$100,001 - $500,000	none	$100,001 - $500,000	$10,001 - $50,000	Over $1,000,000

Henry Mallari-D’Auria	$100,001 - $500,000	$100,001 - $500,000	none	Over $1,000,000	Over $1,000,000	Over $1,000,000

Vivian Lubrano	$100,001 - $500,000	none	$100,001 - $500,000	$100,001 - $500,000	$100,001 - $500,000	$500,001 - $1,000,000

Ted Mann (1)	none	none	none	$10,001 - $50,000	$10,001 - $50,000	$50,001 - $100,000

(1)	As of March 1, 2026.

Please retain this Supplement for future reference.